Income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Indefinitely reinvested and associated with invested in subsadiries, deferred tax liabilities have not been recognized	€ 2,444	€ 168	€ 1,120
Deferred tax liabilities	€ 227	€ 6,583
Applicable taxable rate	29.48%	29.48%	29.48%
Percentage of taxable income	15.00%
Percentage of solidary surcharge	0.825%
Percentage of trade tax	13.65%
Income tax expense	€ 28,695	€ 198	€ (126)
Deferred tax assets, temporary differences	1,287,000	29,087,000
Current tax assets	5,794	201
CureVac Manufacturing GmbH
Income tax
Income tax expense	385,132
Trade tax	377,583
Subsidiaries
Income tax
Deferred tax liabilities	€ 122	€ 8	€ 56